CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Jun. 30, 2019
Current assets:
Cash and cash equivalents	$ 403,860	$ 332,509
Time deposits with original maturities over three months	146,745	145,139
Restricted cash	19,985	22,260
Accounts receivable, net of allowance for doubtful accounts of $47,162 and $45,348 as of June 30, 2019 and December 31, 2019, respectively	239,492	282,594
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $6,981 and $6,672 as of June 30, 2019 and December 31, 2019, respectively	227,490	197,955
Accounts receivable retention	4,911	5,468
Other receivables, net of allowance for doubtful accounts of $4,879 and $4,390 as of June 30, 2019 and December 31, 2019, respectively	23,173	27,109
Advances to suppliers	17,522	12,901
Amounts due from related parties	26,515	36,295
Inventories	35,596	42,983
Prepaid expenses	510	644
Income tax recoverable	288	3,621
Total current assets	1,146,087	1,109,478
Non-current assets:
Restricted cash	2,657	3,618
Costs and estimated earnings in excess of billings	2,700
Accounts receivable retention	7,300	6,390
Prepaid expenses	10	2
Property, plant and equipment, net	78,059	76,006
Prepaid land leases	16,224	16,599
Intangible assets, net	1,208	1,383
Investments in equity investees	40,077	40,386
Investments securities	4,693	4,776
Goodwill	37,845	37,054
Deferred tax assets	8,328	13,725
Operating lease right-of-use assets	5,259
Total non-current assets	204,360	199,939
Total assets	1,350,447	1,309,417
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $17,776 and $9,610 as of June 30, 2019 and December 31, 2019, respectively):
Derivative financial liability		758
Short-term bank loans	1,436	1,909
Current portion of long-term loans	319	20,310
Accounts payable	115,166	110,384
Construction costs payable	1,289	94
Deferred revenue	142,025	141,385
Accrued payroll and related expenses	21,473	14,512
Income tax payable	4,795	2,541
Warranty liabilities	6,597	8,039
Other tax payables	4,481	665
Accrued liabilities	29,337	35,507
Amounts due to related parties	4,218	5,395
Operating lease liabilities	1,673
Total current liabilities	332,809	341,499
Accrued liabilities	7,620	3,530
Long-term loans	896	978
Accounts payable	3,824
Deferred tax liabilities	13,146	12,173
Warranty liabilities	4,117	4,077
Operating lease liabilities	3,180
Total non-current liabilities	32,783	20,758
Total liabilities	365,592	362,257
Commitments and contingencies	0	0
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares and 60,537,099 shares issued and outstanding as of June 30, 2019 and December 31, 2019	61	60
Additional paid-in capital	223,673	223,634
Statutory reserves	49,427	48,698
Retained earnings	758,819	708,515
Accumulated other comprehensive loss	(49,852)	(35,521)
Total Hollysys Automation Technologies Ltd. stockholders' equity	982,128	945,386
Non-controlling interests	2,727	1,774
Total equity	984,855	947,160
Total liabilities and equity	$ 1,350,447	$ 1,309,417